Accounts Receivable - Schedule of Accounts Receivable Allowance for Credit Losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable Allowance for Credit Losses [Abstract]
Balance at Beginning of Period	$ 464,000	$ 396,000	$ 396,000	$ 344,000
Charged to Costs and Expenses	165,000	28,000	164,000	203,000
Deductions from the Allowance	(75,000)	(56,000)	(96,000)	(151,000)
Balance at End of Period	$ 554,000	$ 368,000	$ 464,000	$ 396,000